NOTES PAYABLE (Details Textual) (USD $)	1 Months Ended								12 Months Ended								1 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended								3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended					1 Months Ended	3 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended
	Aug. 31, 2011	Feb. 28, 2010	Jun. 30, 2009	Sep. 22, 2008	Aug. 31, 2007	Mar. 31, 2006	Feb. 28, 2006	Nov. 30, 2004	Oct. 31, 2011	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2004	Oct. 31, 2010	Feb. 15, 2010	Aug. 24, 2007	Nov. 12, 2004	Nov. 30, 2003 Bio Advance Biotechnology Greenhouse [Member]	Oct. 31, 2011 Bio Advance Biotechnology Greenhouse [Member]	Dec. 31, 2003 Bio Advance Biotechnology Greenhouse [Member]	Oct. 31, 2010 Bio Advance Biotechnology Greenhouse [Member]	Dec. 29, 2011 Long Term Convertible Promissory Notes [Member]	Apr. 30, 2012 Long Term Convertible Promissory Notes [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] A Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] B Notes Payable [Member]	Oct. 31, 2011 Long Term Convertible Promissory Notes [Member] B Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] C Notes Payable [Member]	Oct. 31, 2011 Long Term Convertible Promissory Notes [Member] C Notes Payable [Member]	Jul. 31, 2011 Senior Convertible Promissory Note [Member]	Apr. 30, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Apr. 30, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2010 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Ten Investors [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Three Investors [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member] Minimum [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Minimum [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member] Maximum [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Maximum [Member]	May 31, 2011 May 2011 Note Financing [Member]	Apr. 30, 2012 May 2011 Note Financing [Member]	Oct. 31, 2011 May 2011 Note Financing [Member]	May 09, 2011 May 2011 Note Financing [Member]	Apr. 30, 2012 October 2011 Note Financing [Member]	Oct. 31, 2011 October 2011 Note Financing [Member]	Oct. 28, 2011 October 2011 Note Financing [Member]	Oct. 31, 2011 October 2011 Note Financing [Member] Placement Agent [Member]	Dec. 29, 2011 December 2011 Note Financing [Member]	Apr. 30, 2012 December 2011 Note Financing [Member]	Apr. 30, 2012 Moore Notes [Member]	Oct. 31, 2011 Moore Notes [Member]	Mar. 17, 2011 Moore Notes [Member]	Jun. 30, 2009 Moore Notes [Member] Before Amendment [Member]	Jun. 15, 2009 Moore Notes [Member] Before Amendment [Member]	Jun. 30, 2009 Moore Notes [Member] After Amendment [Member]	Jun. 15, 2009 Moore Notes [Member] After Amendment [Member]
Notes Payable																		$ 40,000		$ 40,000																	$ 1,670,000																						$ 800,000		$ 950,000
Debt Instrument, Maturity Date																							Apr. 28, 2014	Apr. 28, 2014		Apr. 28, 2014									Jun. 30, 2012												May 12, 2014					Oct. 31, 2014	Jan. 09, 2013					Jun. 15, 2009		Jan. 01, 2010
Debt Instrument, Maturity Date, Description			the Company's next equity financing resulting in gross proceeds to the Company of at least $6 million.
Debt Instrument, Periodic Payment, Principal		100,000		100,000																																																			35,000	200,000
Notes Payable, Current				6,000,000										6,000,000
Debt Instrument Retention Amount														200,000
Debt Instrument, Face Amount																								3,000,000		80,000									587,000	587,000													400,000							5,500	230,000
Debt Instrument, Increase, Accrued Interest									13,630									1,600																																					150,000
Long-term Debt, Gross									400,000				573,000								540,000			800,000		800,000		88,824							300,000	300,000	1,886,851	688,000	479,000										1,100,000		59,000			405,000		273,000
Interest Payable													57,000					12,000		12,000								26,471																												135,000
Debt Conversion, Converted Instrument, Shares Issued	768,633																				3,600,000															1,126,667	8,652,737									253,333	12,647,077		8,183,333					5,516,666
Debt Instrument, Decrease, Repayments																		50,000																			530,000			99,000
Debt Conversion, Converted Instrument, Warrants or Options Issued						3,000,000																																		730,000
Debt Conversion Converted Instrument Warrants Or Options Issued Value																																								80,000
Gain (Loss) on Repurchase of Debt Instrument																																								22,000
Short-term Convertible Promissory Note Conversions						1,500,000	1,500,000																												352,941	53,000	1,300,000
Debt Instrument, Convertible, Conversion Price																							$ 0.15	$ 0.15													$ 0.15										$ 0.15	$ 0.15	$ 0.15	$ 0.15			$ 0.15	$ 0.15
Debt Instrument, Discount Percentage																																									10.00%	10.00%	15.00%	15.00%				15.00%					15.00%
Debt Instrument Issue Price Description																																													$0.85 for each $1.00 of principal amount					$0.85 for each $1.00
Debt Instrument, Payment Terms																																															85% of the initial principal amount of each May 2011 Note is convertible prior to maturity.					85% of the initial principal amount of each Note is convertible prior to maturity
Debt Conversion, Converted Instrument, Amount								618,000		1,000,010	300,000	613,158																								169,000										38,000	1,897,000		1,227,500					827,500
Placement Agent Fee Percentage																																																				7.00%
Placement Agent Fees																																																				110,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															150,000	87,108																																				866,078
Class of Warrant or Right, Exercise Price of Warrants or Rights									0.15							0.40													0.15	0.15	0.15	0.17	0.1952	0.287	0.15	0.15																0.15	0.15			0.15
Notes Issued					600,000												10,000		40,000
Debt Instrument, Periodic Payment																											250,000
Debt Instrument, Increase, Additional Borrowings																									2,300,000
Repayments of Debt									712,800													172,800
Debt Instrument, Fair Value Disclosure									$ 570,802													$ 99,602